                  As filed with the Securities and Exchange Commission on [date]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)
                                  ---------------------------------------------

                        PROFESSIONALLY MANAGED PORTFOLIOS
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                               MILWAUKEE, WI 53202
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                ROBERT M. SLOTKY
                        PROFESSIONALLY MANAGED PORTFOLIOS
                         2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5344
                                                   ----------------------------

Date of fiscal year end:  MARCH 31, 2005
                        --------------------------
Date of reporting period: MARCH 31, 2005
                         -------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

[GRAPHIC]

DUNCAN-HURST
MUTUAL FUNDS

ANNUAL REPORT
MARCH 31, 2005


AGGRESSIVE GROWTH FUND

INTERNATIONAL GROWTH FUND


WWW.DUNCAN-HURST.COM

                            DUNCAN-HURST MUTUAL FUNDS

     Over the twelve-month period ending March 31, 2005, the global markets provided positive returns for the entire period, but were quite choppy along the way. The S&P 500 Index was up 6.7% and MSCI EAFE provided a return of 15.1% over the period. This intra-period volatility was primarily a result of macro concerns such as interest rates and oil prices despite the fact that corporate profits were robust over the period. On the positive side, corporate balance sheets are carrying the highest cash balances in at least ten years, capital and consumer spending continue to grow, interest rates remain at historically low levels and growth comparisons should become increasingly easier in the second half of 2005.

     Assuming no significant negative surprises on the macro front, this should allow for a reasonable year for equities as valuation multiples expand and earnings growth rates increase later in the year. In the meantime, we expect predictable growth to reign over cyclical growth until late in 2005. By that time we believe the market will have discounted the effects of economic slowing and growth may start outperforming value.

     We want to thank you for your faith in us. We are committed to working hard on your behalf.

/s/ William H. "Beau" Duncan, Jr.

William H. "Beau" Duncan, Jr.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE.

The MSCI EAFE (Morgan Stanley Capital International, Europe, Australia and Far
East) Index is an unmanaged index of over 1000 foreign common stock prices including the reinvestment of dividends. It is widely recognized as a benchmark for measuring the performance of international value funds. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor (05/05)

EXPENSE EXAMPLE
For the Six Months Ended March 31, 2005 (Unaudited)

     As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/04 - 3/31/05).

ACTUAL EXPENSES

     The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds' transfer agent charges a $15.00 fee. You will be charged a redemption fee of 2.00% of the net amount of the redemption if you redeem your shares held less than four months. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DUNCAN-HURST AGGRESSIVE GROWTH FUND

                                         BEGINNING       ENDING        EXPENSES PAID
                                          ACCOUNT       ACCOUNT       DURING THE PERIOD
                                       VALUE 10/1/04  VALUE 3/31/05  10/1/04 - 3/31/05*
                                       -------------  -------------  ------------------
Actual                                  $  1,000       $  1,132             $  6.54
Hypothetical (5% annual return
   before expenses)                        1,000          1,019                6.19

* Expenses are equal to the Fund's annualized expense ratio of 1.23% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

DUNCAN-HURST INTERNATIONAL GROWTH FUND

                                        BEGINNING       ENDING        EXPENSES PAID
                                         ACCOUNT       ACCOUNT      DURING THE PERIOD
                                      VALUE 10/1/04  VALUE 3/31/05  10/1/04 - 3/31/05**
                                      -------------  -------------  -------------------
Actual                                 $  1,000       $  1,162              $  7.98
Hypothetical (5% annual return
   before expenses)                       1,000          1,018                 7.44

** Expenses are equal to the Fund's annualized expense ratio of 1.48% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

AGGRESSIVE GROWTH FUND

We are pleased to report for the fiscal year ending March 31, 2005 that the Duncan-Hurst Aggressive Growth Fund returned 15.8%. The Fund outperformed both the Russell Midcap Growth Index's return of 8.3% and the Russell 2500 Growth Index's return of 3.9%.

The areas that benefited performance were primarily stock selection in the technology, consumer cyclical and energy sectors. In addition, our overweight position in consumer cyclical and energy stocks contributed to the portfolio's return. The top industry performers were integrated energy, casinos/gaming/lodging, telecom services, telecom equipment and computer services. Consumer staples, health care, computer software and the financial sectors detracted from performance compared to the benchmark.

We believe the rate increases already enacted by the Federal Reserve will result in a deceleration in economic growth in the U.S. in 2005. We believe economic growth may trough in early 2006.

Additional pressure on economic growth has been due to high energy and other commodity prices. Growth in third world economies is clearly putting pressure on the world's commodity infrastructure, resulting in higher oil and steel prices. Until the Federal Reserve stops tightening, the markets could experience headwinds. However, the market appears undervalued versus the long-term.

In the meantime, we expect predictable growth to lead over cyclical growth until late in 2005. By that time we believe the market will have discounted the effects of economic slowing and cyclicals may start outperforming again.

Sector allocations are subject to change and should not be considered a recommendation to buy or sell any security in that sector.

The Duncan-Hurst Aggressive Growth Fund invests in small and mid-capitalization companies, which tend to have limited liquidity and greater price volatility than larger-capitalization companies. The Fund may also invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

[CHART]

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND
                 SECTOR ALLOCATION AT MARCH 31, 2005 (UNAUDITED)

Consumer Discretionary          26.48%
Consumer Staples                 1.09%
Energy                          12.39%
Health Care                     11.04%
Industrials                     19.65%
Information Technology          14.70%
Materials                        6.33%
Telecommunication Services       6.66%
Cash*                            1.66%

*    Cash equivalents and other assets less liabilites.

[CHART]

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND
                  Value of $10,000 vs Russell 2500 Growth Index
                         and Russell Midcap Growth Index

                           Average Annual Total Return
                           Period Ended March 31, 2005

1 Year                           15.81%
5 Year                          -20.93%
Since Inception (10/19/99)       -8.89%

                      DUNCAN-HURST              RUSSELL MIDCAP     RUSSELL 2500
                      AGGRESSIVE GROWTH FUND    GROWTH W/INCOME    GROWTH W/INCOME
6/30/99                     $  10,000               $  10,000         $  10,000
3/31/2000                   $  19,480               $  17,401         $  16,508
3/31/2001                   $   7,247               $   9,498         $   9,634
3/31/2002                   $   5,148               $   9,945         $  10,410
3/31/2003                   $   3,732               $   7,348         $   7,362
3/31/2004                   $   5,198               $  10,995         $  11,741
3/31/2005                   $   6,019               $  11,909         $  12,200

As of March 31, 2005, the Russell 2500 Growth Index returned 3.91%, -5.87% and 3.96% for the 1-year, 5-year and since inception (10/19/99) periods, respectively. As of March 31, 2005, the Russell Midcap Growth Index returned 8.31%, -7.30% and 3.47% for the 1-year, 5-year and since inception (10/19/99) periods, respectively.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE SHOWN. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 800-558-9105 OR VISITING www.duncan-hurst.com.

The Fund changed its benchmark from the Russell Midcap Growth Index to the Russell 2500 Growth Index. The Adviser believes that the Russell 2500 Growth Index more accurately indicates the market capitalizations in which the Fund invests, while also reflecting the Fund's investment style.

The Russell 2500 Growth Index measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted earnings. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forcasted growth that are also in the Russell 1000 Growth Index. One cannot directly invest in an index.

The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fundshares or fund distributions.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2005

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 98.4%
CAPITAL GOODS: 12.0%
      480   American Science &
             Engineering, Inc.(1)                                   $     21,461
    1,300   Bucyrus International,
             Inc. - Class A                                               50,778
      980   Chicago Bridge &
             Iron Company
             N.V. - New York Shares                                       43,149
    3,885   Joy Global, Inc.                                             136,208
    1,510   Precision Castparts Corp.                                    116,285
    2,080   Rockwell
              Automation, Inc.                                           117,811
    2,000   The Shaw Group, Inc.(1)                                       43,600
                                                                    ------------
                                                                         529,292
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES: 1.2%
    2,440   Essex Corp.(1)                                                39,845
      570   TRM Corp.(1)                                                  11,520
                                                                    ------------
                                                                          51,365
                                                                    ------------
CONSUMER DURABLES & APPAREL: 5.2%
      980   Coach, Inc.(1)                                                55,497
      390   KB Home                                                       45,809
      140   NVR, Inc.(1)                                                 109,900
      650   Quiksilver, Inc.(1)                                           18,869
                                                                    ------------
                                                                         230,075
                                                                    ------------
ENERGY: 12.4%
      940   Cal Dive
             International, Inc.(1)                                       42,582
    3,040   Carrizo Oil & Gas, Inc.(1)                                    51,650
    2,210   Diamond Offshore
             Drilling, Inc.                                              110,279
      850   Gulfmark Offshore, Inc.(1)                                    22,023
    1,910   Hornbeck Offshore
             Services, Inc.(1)                                            47,865
    1,970   Quicksilver
             Resources, Inc.(1)                                           95,998
    1,620   Tidewater, Inc.                                               62,953
    3,462   XTO Energy, Inc.                                             113,692
                                                                    ------------
                                                                         547,042
                                                                    ------------
FOOD, BEVERAGE & TOBACCO: 1.1%
      800   Hansen Natural Corp.(1)                                       48,056
                                                                    ------------
HEALTH CARE EQUIPMENT & SERVICES: 11.0%
    2,050   Allscripts Healthcare
             Solutions, Inc.(1)                                     $     29,315
      560   AMERIGROUP Corp.(1)                                           20,474
      680   C.R. Bard, Inc.                                               46,294
      180   Computer Programs &
             Systems, Inc.                                                 5,054
    2,430   Cutera, Inc.(1)                                               46,850
    4,567   Immucor, Inc.(1)                                             137,878
      320   Kinetic Concepts, Inc.(1)                                     19,088
    1,610   LCA-Vision, Inc.                                              53,613
    1,460   Matria Healthcare, Inc.(1)                                    44,837
      690   PacifiCare Health
             Systems, Inc.(1)                                             39,275
      700   Sierra Health
             Services, Inc.(1)                                            44,688
                                                                    ------------
                                                                         487,366
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE: 11.6%
    2,300   Boyd Gaming Corp.                                            119,945
    6,070   CKE Restaurants, Inc.(1)                                      96,210
      580   Penn National
             Gaming, Inc.(1)                                              17,040
    2,790   Station Casinos, Inc.                                        188,464
    1,350   Wynn Resorts, Ltd.(1)                                         91,449
                                                                    ------------
                                                                         513,108
                                                                    ------------
MATERIALS: 6.3%
    1,710   Florida Rock
             Industries, Inc.                                            100,582
    1,580   Peabody Energy Corp.                                          73,249
      700   Potash Corp. of
             Saskatchewan(2)                                              61,257
    1,370   Westlake
             Chemical Corp.                                               44,320
                                                                    ------------
                                                                         279,408
                                                                    ------------
RETAILING: 9.6%
    3,480   American Eagle
             Outfitters, Inc.                                            102,834
    1,370   Bebe Stores, Inc.                                             46,511
    3,200   Chico's FAS, Inc.(1)                                          90,432
      420   Guitar Center, Inc.(1)                                        23,029
    2,180   Men's Wearhouse, Inc.(1)                                      92,018
    1,480   Urban Outfitters, Inc.(1)                                     70,996
                                                                    ------------
                                                                         425,820
                                                                    ------------

See accompanying Notes to Financial Statements.

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.0%
    2,300   Marvell Technology
             Group, Ltd.(1), (2)                                    $     88,182
                                                                    ------------
SOFTWARE & SERVICES: 11.1%
      820   Ansoft Corp.(1)                                               22,124
    1,000   Autodesk, Inc.                                                29,760
    3,450   Cognizant Technology
             Solutions Corp.-
             Class A(1)                                                  159,390
      640   MICRO Systems, Inc.(1)                                        23,494
    2,220   NAVTEQ Corp.(1)                                               96,237
    2,540   Niku Corp.(1)                                                 45,847
    2,320   VeriSign, Inc.(1)                                             66,584
    2,960   Wind River
             Systems, Inc.(1)                                             44,637
                                                                    ------------
                                                                         488,073
                                                                    ------------
TECHNOLOGY HARDWARE & EQUIPMENT: 1.7%
    1,720   NCR Corp.(1)                                                  58,033
      750   Seagate
             Technology, LLC(1), (2)                                      14,663
                                                                    ------------
                                                                          72,696
                                                                    ------------
TELECOMMUNICATION SERVICES: 6.7%
    7,285   Nextel Partners,
             Inc. - Class A(1)                                           159,979
    2,330   NII Holdings, Inc.(1)                                        133,975
                                                                    ------------
                                                                         293,954
                                                                    ------------
TRANSPORTATION: 6.5%
    2,390   Norfolk Southern Corp.                                        88,549
    1,300   UTI Worldwide, Inc.(2)                                        90,285
    1,840   Yellow Roadway Corp.(1)                                      107,714
                                                                    ------------
                                                                         286,548
                                                                    ------------
TOTAL COMMON STOCKS
    (cost $3,387,816)                                                  4,340,985
                                                                    ------------
SHORT-TERM INVESTMENTS: 4.1%
MONEY MARKET INVESTMENT: 4.1%
  182,296   UMB Money Market
             Fiduciary                                              $    182,296
                                                                    ------------
TOTAL SHORT-TERM
    INVESTMENTS
    (cost $182,296)                                                      182,296
                                                                    ------------
TOTAL INVESTMENTS IN
    SECURITIES: 102.5%
    (cost $3,570,112)                                                  4,523,281
Liabilities in excess of
    Other Assets: (2.5)%                                                (109,104)
                                                                    ------------

NET ASSETS: 100.0%                                                  $  4,414,177
                                                                    ============

(1)  Non-income producing security.
(2)  U.S. Security of a foreign company.

See accompanying Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

For the fiscal year ending March 31, 2005, the Duncan-Hurst International Growth Fund underperformed with a return of 11.3% versus MSCI EAFE's return of 15.1% as growth stocks underperformed value stocks as represented by the MSCI EAFE Growth and Value Indices. It was a difficult and choppy market that ended weak on interest rate and energy price fears.

For the period, stock selection in the consumer cyclical sector provided the largest relative contribution and a combination of stock selection and an overweight position in energy also added to performance. However, stock selection in the financials sector and an overweight to technology stocks detracted from the returns. From a regional perspective, Canada and Europe ex. U.K. added to performance while the Pacific Rim, including Japan, detracted from performance.

Regionally, Asia ex-Japan is providing the greatest number of growth stories, especially domestic demand related companies. However, our best performing stocks came from European gaming and alternative energy investments. Towards the end of the first quarter of 2005 we began reducing exposure in emerging markets as many of the basic material stocks were located here and as local interest rates rose due to decreasing risk appetite, which negatively affects many of the financial shares.

Going forward, we remain cautiously optimistic about the global outlook. Macro fears, such as interest rates and energy prices, will invariably weigh on the markets near term. We continue to see opportunities in domestic Asia and emerging Europe, but are less bullish than a year ago as many areas may have seen growth rates peak. Concurrently, we believe this market will still reward companies where growth is underestimated and that can deliver earnings.

Sector allocations are subject to change and should not be considered a recommendation to buy or sell any security in that sector.

The Duncan-Hurst International Growth Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

[CHART]

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND
                 SECTOR ALLOCATION AT MARCH 31, 2005 (UNAUDITED)

Consumer Discretionary           9.57%
Consumer Staples                 4.41%
Energy                          12.92%
Financials                      25.50%
Health Care                      6.92%
Industrials                     15.93%
Information Technology          11.41%
Materials                        6.16%
Telecommunication Services       2.81%
Utilities                        1.00%
Cash*                            3.37%

*    Cash equivalents and other assets less liabilites.

[CHART]

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND
                       Value of $10,000 vs MSCI EAFE Index

                           Average Annual Total Return
                           Period Ended March 31, 2005

1 Year                          11.34%
5 Year                          -8.70%
Since Inception (6/30/99)        5.44%

                    DUNCAN-HURST                    MSCI EAFE
                    INTERNATIONAL GROWTH FUND       W/INCOME
6/30/99                    $   10,000               $   10,000
3/31/2000                  $   21,380               $   12,199
3/31/2001                  $   11,006               $    9,045
3/31/2002                  $   10,025               $    8,314
3/31/2003                  $    7,199               $    6,353
3/31/2004                  $   12,181               $   10,009
3/31/2005                  $   13,562               $   11,515

As of March 31, 2005, the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE Index") returned 15.06%, -1.15% and 2.48% for the 1-year, 5-year and since inception (06/30/99) periods, respectively.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE SHOWN. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 800-558-9105 OR VISITING www.duncan-hurst.com.

The MSCI EAFE Index is a broad market index of selected companies in 21 developed countries. The MSCI EAFE Index is unmanaged and returns include reinvested dividends. One cannot invest directly in an index.

The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2005

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 96.6%
AUSTRALIA: 3.8%
   72,070   Alumina Ltd.                                            $    328,161
   15,040   CSL Ltd.                                                     397,408
  259,000   Stargames Ltd.                                               278,312
   14,770   Woodside
             Petroleum Ltd.                                              277,462
                                                                    ------------
                                                                       1,281,343
                                                                    ------------
AUSTRIA: 1.0%
    6,500   Erste Bank der
             Oesterreichischen
             Sparkassen AG                                               340,021
                                                                    ------------
BELGIUM: 2.0%
    9,380   InBev N.V.                                                   328,455
    4,120   KBC Groupe SA                                                347,451
                                                                    ------------
                                                                         675,906
                                                                    ------------
BRAZIL: 2.2%
   11,550   Companhia Cia
             Vale do Rio Doce -
             Sponsored ADR                                               365,095
   11,300   Uniao de Bancos
             Brasileiros S.A.
             (Unibanco) - GDR                                            388,494
                                                                    ------------
                                                                         753,589
                                                                    ------------
CANADA: 4.7%
   17,040   ATI Technologies, Inc.(1)                                    293,997
    8,910   Great Canadian
             Gaming Corp.(1)                                             354,500
    3,010   Precision
             Drilling Corp.(1), (2)                                      224,727
    9,000   Talisman Energy, Inc.                                        307,809
   10,830   Teck Cominco
             Ltd. - Class B                                              401,360
                                                                    ------------
                                                                       1,582,393
                                                                    ------------
FINLAND: 2.1%
    2,180   Nokian Renkaat OYJ                                           351,298
   12,600   YIT-Yhtyma OYJ                                               356,756
                                                                    ------------
                                                                         708,054
                                                                    ------------
FRANCE: 5.9%
   12,100   Axalto Holdings N.V.(1)                                      400,013
    6,070   Sanofi-Aventis                                               511,899
    6,430   Total S.A. -
             Sponsored ADR                                          $    753,789
    9,500   Veolia Environnement                                         336,968
                                                                    ------------
                                                                       2,002,669
                                                                    ------------
GERMANY: 4.1%
    4,800   HeidelbergCement AG                                          302,057
   19,370   IVG Immobilien AG                                            328,965
    6,090   Solarworld AG                                                763,076
                                                                    ------------
                                                                       1,394,098
                                                                    ------------
GREECE: 2.0%
   10,110   Piraeus Bank S.A.                                            183,496
    4,800   National Bank of
             Greece S.A.                                                 162,416
    7,630   Tsakos Energy
             Navigation Ltd.(2)                                          335,949
                                                                    ------------
                                                                         681,861
                                                                    ------------
HONG KONG: 2.2%
   24,000   Cheung Kong
             (Holdings) Ltd.                                             213,096
   50,000   Henderson Land
             Development Co. Ltd.                                        222,456
  328,000   Shun Tak
             Holdings Ltd.                                               309,105
                                                                    ------------
                                                                         744,657
                                                                    ------------
HUNGARY: 0.8%
    4,040   OTP Bank Rt. - GDR                                           286,840
                                                                    ------------
INDONESIA: 2.6%
1,690,000   PT Adhi Karya
             (Persero), Tbk.                                             157,027
3,595,700   PT Clipan Finance
             Indonesia, Tbk.(1)                                          149,963
2,166,000   PT Energi Mega
             Persada, Tbk.                                               171,524
14,388,000  PT Kawasan Industri
             Jababeka, Tbk.(1)                                           220,279
2,283,700   PT Bank Lippo, Tbk.(1)                                       190,489
                                                                    ------------
                                                                         889,282
                                                                    ------------
IRELAND: 5.6%
   35,700   Anglo Irish Bank
             Corp. PLC                                                   893,252
   85,030   Kingspan Group PLC                                         1,005,346
                                                                    ------------
                                                                       1,898,598
                                                                    ------------

See accompanying Notes to Financial Statements.

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ITALY: 0.7%
   17,800   Saipem SpA                                              $    225,687
                                                                    ------------
JAPAN: 21.9%
   86,000   The Bank of
             Fukuoka Ltd.                                                539,881
    3,500   Canon, Inc.                                                  187,724
    9,100   Credit Saison Co. Ltd.                                       327,653
       80   Cyber Agent Ltd.                                             280,584
    3,200   Fanuc Ltd.                                                   200,289
    3,500   Honda Motor Co. Ltd.                                         175,318
   86,000   Komatsu Ltd.                                                 646,574
    9,600   Matsui Securities
             Co. Ltd.                                                    127,875
   19,200   Matsui Securities
             Co. Ltd.(1), (3)                                            250,914
       69   Mitsubishi Tokyo
             Financial Group, Inc.                                       598,573
   16,600   NEOMAX Co. Ltd.                                              391,754
    2,800   Nidec Corp.                                                  348,678
      190   Pacific
             Management Corp.                                            627,396
   20,000   Sharp Corp.                                                  302,598
   32,000   Sompo Japan
             Insurance, Inc.                                             334,014
  125,000   Taiheiyo Cement Corp.                                        350,963
   11,000   Toho Titanium Co. Ltd.                                       337,577
   60,000   Tokyu Corp.                                                  312,858
   12,200   Toyota Motor Corp.                                           454,065
    3,600   USS Co. Ltd.                                                 278,718
    6,700   Yamada Denki Co. Ltd.                                        351,234
                                                                    ------------
                                                                       7,425,240
                                                                    ------------
NETHERLANDS: 6.6%
   15,890   ASML Holding N.V. -
             New York Shares(1)                                          266,475
    5,100   IHC Caland N.V.                                              323,977
   11,890   ING Groep N.V. -
             Sponsored ADR                                               359,435
    9,100   Koninklijke Bam
             Groep N.V.                                                  536,786
   15,050   Koninklijke Philips
             Electronics N.V. -
             New York Shares                                             414,176
    8,100   Royal Numico N.V.(1)                                         331,414
                                                                    ------------
                                                                       2,232,263
                                                                    ------------
NORWAY: 5.3%
    4,700   Petroleum
             Geo-Services ASA(1)                                      $  309,611
   65,430   Tandberg
             Television ASA(1)                                           820,740
   22,810   TGS-NOPEC
             Geophysical
             Co. ASA(1)                                                  669,422
                                                                    ------------
                                                                       1,799,773
                                                                    ------------
PHILIPPINES: 0.9%
  494,600   Metropolitan Bank &
             Trust Co.                                                   311,353
                                                                    ------------
SINGAPORE: 2.5%
   59,900   ASE Test Ltd.(1), (2)                                        304,292
  119,000   CapitaLand Ltd.                                              169,413
  147,000   Singapore Petroleum
             Co. Ltd.                                                    365,118
                                                                    ------------
                                                                         838,823
                                                                    ------------
SWEDEN: 0.9%
   10,780   Telefonaktiebolaget
             LM Ericsson -
             Sponsored ADR(1)                                            303,996
                                                                    ------------
SWITZERLAND: 7.8%
   54,800   ABB Ltd.(1)                                                  340,324
   16,440   Kudelski SA -
             Bearer Shares(1)                                            592,934
    1,230   Leica Geosystems
             Holdings AG(1)                                              344,408
    1,270   Nestle SA -
             Registered Shares                                           347,382
    5,010   Novartis AG -
             Sponsored ADR                                               234,368
    3,210   Roche Holding AG -
             NVES                                                        343,967
    5,230   UBS AG -
             Registered Shares                                           441,516
                                                                    ------------
                                                                       2,644,899
                                                                    ------------

THAILAND: 0.8%
2,280,000   TT&T PCL - NVDR(1)                                           261,835
                                                                    ------------

See accompanying Notes to Financial Statements.

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
TURKEY: 1.2%
    5,330   Turkcell Iletisim
             Hizmetleri A.S. -
             Sponsored ADR                                          $     91,036
   82,000   Turkiye Garanti
             Bankasi A.S.(1)                                             310,993
                                                                    ------------
                                                                         402,029
                                                                    ------------
UNITED KINGDOM: 9.0%
   12,790   AstraZeneca PLC -
             Sponsored ADR                                               505,589
  452,000   Cookson Group PLC(1)                                         341,583
   21,280   Exel PLC                                                     340,930
    7,600   GlaxoSmithKline PLC -
             Sponsored ADR                                               348,992
  119,080   Paladin Resources PLC                                        411,144
   31,130   SABMiller PLC                                                487,270
   22,520   Vodafone Group PLC -
             Sponsored ADR                                               598,131
                                                                    ------------
                                                                       3,033,639
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $28,393,413)                                                 32,718,848
                                                                    ------------
SHORT-TERM INVESTMENTS: 1.9%
MONEY MARKET INVESTMENT: 1.9%
  634,197   UMB Money Market
             Fiduciary                                              $    634,197
                                                                    ------------
TOTAL SHORT-TERM
   INVESTMENTS
   (cost $634,197)                                                       634,197
                                                                    ------------
TOTAL INVESTMENTS IN
   SECURITIES: 98.5%
   (cost $29,027,610)                                                 33,353,045
Other Assets in excess
   of Liabilities: 1.5%                                                  506,912
                                                                    ------------

NET ASSETS: 100.0%                                                  $ 33,859,957
                                                                    ============

(1)  Non-income producing security.
(2)  U.S. Security of a foreign company.
(3)  Restricted Security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVES - Non-Voting Equity Security.
NVDR - Non-Voting Depositary Receipt.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2005

                                                            AGGRESSIVE       INTERNATIONAL
                                                              GROWTH            GROWTH
                                                               FUND              FUND
-------------------------------------------------------------------------------------------
ASSETS
  Investments in securities, at cost                      $     3,570,112   $    29,027,610
                                                          ===============   ===============
  Investments in securities, at value                     $     4,523,281   $    33,353,045
  Cash                                                                  -           171,417
  Foreign Currency (cost $743,568)                                      -           741,324
  Receivables:
     Dividends and interest                                           952            63,980
     Due from Advisor                                               7,272                 -
     Investment securities sold                                   205,713           948,517
  Prepaid Expenses                                                 11,568             7,800
                                                          ---------------   ---------------
        Total assets                                            4,748,786        35,286,083
                                                          ---------------   ---------------
LIABILITIES
  Payables:
     Investment securities purchased                              297,507         1,346,221
     Advisory fees                                                      -            20,381
     Administration fees                                            5,658            11,171
     Transfer agent fees                                            4,004             7,034
     Fund accounting fees                                           5,611             8,495
     Chief compliance officer fees                                    500               500
  Accrued expenses                                                 21,329            32,324
                                                          ---------------   ---------------
        Total liabilities                                         334,609         1,426,126
                                                          ---------------   ---------------
  NET ASSETS                                              $     4,414,177   $    33,859,957
                                                          ===============   ===============
COMPONENTS OF NET ASSETS
  Paid-in capital                                         $    32,823,160   $    45,667,281
  Accumulated net investment income                                     -             8,108
  Accumulated net realized loss
     on investments and foreign
     currency                                                 (29,362,152)      (16,139,783)
  Net unrealized appreciation on investments
     and foreign currency                                         953,169         4,324,351
                                                          ---------------   ---------------
        Net assets                                        $     4,414,177   $    33,859,957
                                                          ===============   ===============
CALCULATION OF NET ASSET VALUE PER SHARE
  Net assets applicable to shares
     outstanding                                          $     4,414,177   $    33,859,957
  Shares issued and outstanding
     (unlimited shares authorized
     without par value)                                           725,662         3,729,694
  NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE                           $          6.08   $          9.08
                                                          ===============   ===============

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2005

                                                            AGGRESSIVE       INTERNATIONAL
                                                              GROWTH            GROWTH
                                                               FUND              FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
     Dividends (net of foreign taxes
        withheld of $46 and $57,088,
        respectively)                                     $        14,621   $       485,422
     Interest                                                         325             3,093
                                                          ---------------   ---------------
        Total income                                               14,946           488,515
                                                          ---------------   ---------------
  Expenses
     Advisory fees                                                 42,429           370,460
     Administration fees                                           35,000            59,273
     Fund accounting fees                                          32,275            49,700
     Transfer agent fees                                           21,600            34,005
     Audit fees                                                    18,395            16,007
     Registration expense                                          16,060            16,060
     Custody fees                                                   6,126            36,826
     Legal fees                                                     5,723             5,475
     Trustee fees                                                   4,733             5,435
     Miscellaneous expenses                                         2,183             4,646
     Reports to shareholders                                        1,861            14,996
     Chief compliance officer fees                                  1,500             1,500
                                                          ---------------   ---------------
        Total expenses                                            187,885           614,383
        Less: fees waived and expenses
           absorbed (See Note 3)                                 (135,727)         (175,788)
                                                          ---------------   ---------------
        Net expenses                                               52,158           438,595
                                                          ---------------   ---------------
           Net investment income (loss)                           (37,212)           49,920
                                                          ===============   ===============
REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain on investments and
     foreign currency                                             727,688         4,719,908
  Change in unrealized appreciation/
     (depreciation) on investments and
     foreign currency                                             (59,843)       (1,393,822)
                                                          ---------------   ---------------
     Net realized and unrealized gain on
        investments and foreign currency                          667,845         3,326,086
                                                          ---------------   ---------------
        NET INCREASE IN NET ASSETS RESULTING
           FROM OPERATIONS                                $       630,633   $     3,376,006
                                                          ===============   ===============

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                      AGGRESSIVE GROWTH FUND              INTERNATIONAL GROWTH FUND
                                                ----------------------------------    ---------------------------------
                                                     YEAR               YEAR               YEAR              YEAR
                                                     ENDED              ENDED              ENDED             ENDED
                                                   MARCH 31,          MARCH 31,          MARCH 31,         MARCH 31,
                                                     2005               2004               2005              2004
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment
     income (loss)                              $       (37,212)   $       (39,158)   $        49,920   $       (29,543)
  Net realized gain
     on investments and
     foreign currency                                   727,688            413,212          4,719,908         7,006,266
  Change in unrealized
     appreciation/
     (depreciation) on
     investments and
     foreign currency                                   (59,843)           863,018         (1,393,822)        6,225,877
                                                ---------------    ---------------    ---------------   ---------------
     NET INCREASE
        IN NET ASSETS
        RESULTING FROM
        OPERATIONS                                      630,633          1,237,072          3,376,006        13,202,600
                                                ---------------    ---------------    ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment
     income                                                   -                  -           (137,060)                -
                                                ---------------    ---------------    ---------------   ---------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                               106,140            122,015          1,892,025            39,406
Proceeds from shares
   reinvested                                                 -                  -            137,060                 -
Cost of shares redeemed (1)                            (576,789)          (290,772)           (66,622)       (4,326,194)
                                                ---------------    ---------------    ---------------   ---------------
  Net increase (decrease)
     in net assets derived
     from net change in
     outstanding shares (a)                            (470,649)          (168,757)         1,962,463        (4,286,788)
                                                ---------------    ---------------    ---------------   ---------------
     TOTAL INCREASE
        IN NET ASSETS                                   159,984          1,068,315          5,201,409         8,915,812
                                                ---------------    ---------------    ---------------   ---------------

See accompanying Notes to Financial Statements.

                                                      AGGRESSIVE GROWTH FUND              INTERNATIONAL GROWTH FUND
                                                ----------------------------------    ---------------------------------
                                                     YEAR               YEAR               YEAR              YEAR
                                                     ENDED              ENDED              ENDED             ENDED
                                                   MARCH 31,          MARCH 31,          MARCH 31,         MARCH 31,
                                                     2005               2004               2005              2004
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of year                            $     4,254,193    $     3,185,878    $    28,658,548   $    19,742,736
                                                ---------------    ---------------    ---------------   ---------------
   End of year                                  $     4,414,177    $     4,254,193    $    33,859,957   $    28,658,548
                                                ===============    ===============    ===============   ===============
   Undistributed net
      investment income                                       -                  -              8,108           (48,022)

(a) A summary of capital share transactions is as follows:

   Shares sold                                           17,216             26,212            224,038             6,827
   Shares reinvested                                          -                  -             15,827                 -
   Shares redeemed                                     (102,148)           (61,350)            (7,814)         (590,045)
                                                ---------------    ---------------    ---------------   ---------------
   Net increase (decrease)                              (84,932)           (35,138)           232,051          (583,218)
                                                ===============    ===============    ===============   ===============

(1)  Net of redemption fees of: $13, $7, $233 and $324, respectively.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

                                                                                 AGGRESSIVE GROWTH FUND
                                                           ------------------------------------------------------------------
                                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                                             ENDED         ENDED         ENDED         ENDED         ENDED
                                                            MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                                              2005          2004          2003         2002          2001
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                         $     5.25    $     3.77    $     5.20    $     7.32    $    22.46
                                                           ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                          (0.05)        (0.05)        (0.08)        (0.08)        (0.09)
   Net realized and unrealized gain (loss)
      on investments                                             0.88          1.53         (1.35)        (2.04)       (13.55)
                                                           ----------    ----------    ----------    ----------    ----------
Total from investment operations                                 0.83          1.48         (1.43)        (2.12)       (13.64)
                                                           ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains                                          -             -             -             -         (1.50)
                                                           ----------    ----------    ----------    ----------    ----------
Paid in capital from redemption fees
   (See Note 2)                                                  0.00^         0.00^         0.00^            -             -
                                                           ----------    ----------    ----------    ----------    ----------
Net asset value, end of year                               $     6.08    $     5.25    $     3.77    $     5.20    $     7.32
                                                           ==========    ==========    ==========    ==========    ==========
Total return                                                    15.81%        39.26%       (27.50)%      (28.96)%      (62.80)%
                                                           ==========    ==========    ==========    ==========    ==========
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (millions)                      $      4.4    $      4.3    $      3.2    $     10.4    $     16.6
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived and expenses
      absorbed                                                   4.43%         4.15%         3.89%         2.28%         1.88%
   After fees waived and expenses
      absorbed***                                                1.23%         1.23%         1.28%         1.23%         1.25%
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
   Before fees waived and expenses
      absorbed                                                  (4.08)%       (3.92)%       (3.71)%       (2.09)%       (1.64)%
   After fees waived and expenses
      absorbed***                                               (0.88)%       (1.00)%       (1.10)%       (1.04)%       (1.01)%
Portfolio turnover rate                                        178.17%       196.51%       201.07%       294.07%       434.43%

*** For the year ended March 31, 2003, ratio includes 12b-1 fees from Class R which were exchanged to Class I shares on September 30, 2002. Had those fees not been included, the expense and net investment loss ratios would have been 1.23% and (1.36)%, respectively.
^    Amount is less than $0.01 per share.

See accompanying Notes to Financial Statements.

                                                                                  INTERNATIONAL GROWTH
                                                           ------------------------------------------------------------------
                                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                                             ENDED         ENDED         ENDED         ENDED         ENDED
                                                            MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                                              2005          2004          2003         2002          2001
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                         $     8.19    $     4.84    $     6.74    $     7.40    $    21.38
                                                           ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment gain (loss)                                    0.01         (0.01)        (0.03)        (0.08)        (0.07)
   Net realized and unrealized gain (loss)
      on investments                                             0.92          3.36         (1.88)        (0.58)        (9.42)
                                                           ----------    ----------    ----------    ----------    ----------
Total from investment operations                                 0.93          3.35         (1.91)        (0.66)        (9.49)
                                                           ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                   (0.04)            -             -             -             -
   From net realized gains                                          -             -             -             -         (4.49)
                                                           ----------    ----------    ----------    ----------    ----------
      Total Distributions                                       (0.04)            -             -             -         (4.49)
                                                           ----------    ----------    ----------    ----------    ----------
Paid in capital from redemption fees                             0.00^         0.00^         0.01             -             -
                                                           ----------    ----------    ----------    ----------    ----------
Net asset value, end of year                               $     9.08    $     8.19    $     4.84    $     6.74    $     7.40
                                                           ==========    ==========    ==========    ==========    ==========
Total return                                                    11.34%        69.21%       (28.19)%       (8.92)%      (48.52)%
                                                           ==========    ==========    ==========    ==========    ==========
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (millions)                      $     33.9    $     28.7    $     19.7    $     33.0    $     27.1
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived and expenses
      absorbed                                                   2.07%         2.25%         2.47%         2.39%         2.47%
   After fees waived and expenses
      absorbed***                                                1.48%         1.48%         1.49%         1.48%         1.48%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
   Before fees waived and expenses
      absorbed                                                  (0.42)%       (0.87)%       (1.37)%       (1.47)%       (1.69)%
   After fees waived and expenses
      absorbed***                                                0.17%        (0.10)%       (0.39)%       (0.60)%       (0.70)%
Portfolio turnover rate                                        165.65%       153.15%       190.31%       259.28%       324.24%

*** For the year ended March 31, 2003, ratio includes 12b-1 fees from Class R which were exchanged to Class I shares on September 30, 2002. Had those fees not been included, the expense and net investment loss ratios would have been 1.48% and (1.38)%, respectively.
^    Amount is less than $0.01.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2005

NOTE 1 - ORGANIZATION

     Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund (the "Funds") are each a series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Duncan-Hurst Aggressive Growth Fund Class R and Class I commenced operations on March 31, 1999 and October 19, 1999, respectively. The Aggressive Growth Fund Class R ceased operations on September 30, 2002. Duncan-Hurst International Growth Fund Class R and Class I commenced operations on June 30, 1999. The International Growth Fund Class R ceased operations on September 30, 2002. The investment objective of each Fund is long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States.

     A. SECURITY VALUATION. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

          The International Growth Fund may invest substantially in securities traded on foreign exchanges (see "FOREIGN CURRENCY" below). Investments that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, or if there were no transactions on such day, at the mean between the bid and asked prices. Occasionally, events affecting the value of foreign securities occur between the close of a foreign exchange and the computation of the Fund's net asset value. If such events occur or market quotations are not readily available, the securities may be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

     B. REDEMPTION FEE. The Funds charge a 2% redemption fee on the value of shares redeemed that are held for less than four months. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Funds and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

     C. FOREIGN CURRENCY. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate at the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign currency gains and losses from dividends receivable and other foreign currency denominated receivables and payables in realized and unrealized gain (loss) on investments and foreign currency. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

     D. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

          For the Duncan-Hurst Aggressive Growth Fund, at March 31, 2005, there is a capital loss carry forward of approximately $29,359,469, of which approximately $6,735,064 expires March 31, 2009, $19,100,168 expires March 31, 2010, $3,362,973 expires March 31, 2011 and $161,264 expires
          March 31, 2012, available to offset future gains, if any.

          For the Duncan-Hurst International Growth Fund, at March 31, 2005, there is a capital loss carry forward of approximately $16,122,358, of which approximately $10,796,772 expires March 31, 2010 and $5,325,586 expires March 31, 2011, available to offset future gains, if any.

          As of March 31, 2005, there were post-October currency loss deferrals of $4,157 for Duncan-Hurst International Growth Fund, which will be recognized in the following tax year.

     E. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     F. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     G. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
          Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended March 31, 2005, each Fund decreased paid-in capital and accumulated net realized loss on investments and foreign currency by the following amount due to each of the Funds' experiencing a net investment loss during the year and foreign currency reclassifications.

                                                                         DECREASE
                                                                      ACCUMULATED NET
                                      DECREASE                       REALIZED LOSS ON
                                  ACCUMULATED NET      DECREASE       INVESTMENTS AND
                                   INVESTMENT LOSS  PAID-IN CAPITAL  FOREIGN CURRENCY
                                  ----------------  ---------------  ----------------
Duncan-Hurst Aggressive
   Growth Fund                       $  37,212         $  37,212        $       -
Duncan-Hurst International
   Growth Fund                         143,270                 -          143,270

     Net Assets were not affected by these reclassifications

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Duncan-Hurst Capital Management, L.P. (the "Adviser") provides the Funds with investment management services under an Investment Advisory Agreement. The Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% for Duncan-Hurst Aggressive Growth Fund and 1.25% for Duncan-Hurst International Growth Fund based upon the average daily net assets of the Funds. For the year ended March 31, 2005, the advisory fees incurred were $42,429 and $370,460 for Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund, respectively.

     The Funds are responsible for their own operating expenses. The Adviser, however, has contractually agreed to limit the Funds' total expenses by reducing all or a portion of their fees and reimbursing the Funds for expenses, excluding interest and tax expense, so that their ratio of expenses to average net assets will not exceed the following:

Duncan-Hurst Aggressive Growth Fund                      1.23%
Duncan-Hurst International Growth Fund                   1.48%

     Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the respective Fund if requested by the Adviser in subsequent fiscal years. Under the Expense Limitation Agreement, the Adviser may recoup reimbursements anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates. Any such reimbursement is contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Funds must pay their current ordinary expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

     For the year ended March 31, 2005, the Adviser waived fees and absorbed expenses as follows:

                                                   FEES            EXPENSES
                                                  WAIVED           ABSORBED
                                                 ---------         ---------
Duncan-Hurst Aggressive Growth Fund              $  42,429         $  93,298
Duncan-Hurst International Growth Fund             175,788                 -

     At March 31, 2005, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Funds that may be reimbursed was $410,820 and $645,988 for the Aggressive Growth Fund and International Growth Fund, respectively. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                                                 MARCH 31,
                                                    ----------------------------------
                                                       2006        2007        2008
                                                    ----------  ----------  ----------
Duncan-Hurst Aggressive Growth Fund                 $  161,299  $  113,794  $  135,727
Duncan-Hurst International Growth Fund                 269,781     200,419     175,788

     U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds' Administrator and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds' Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rates (subject to a minimum fee of $35,000 per Fund):

     Under $75 million      0.20% of average daily net assets
     $75 to $150 million    0.15% of average daily net assets
     $150 to $200 million   0.10% of average daily net assets
     Over $200 million      0.05% of average daily net assets

     For the year ended March 31, 2005, Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund incurred $35,000 and $59,273, respectively, in administration fees.

     UMB Bank, N.A., serves as custodian and USBFS serves as transfer agent and accounting services agent for the Funds.

     Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

     For the year ended March 31, 2005, Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund were each allocated $1,500 in Chief Compliance Officer fees.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from the sales of securities, other than short-term investments, for the year ended March 31, 2005 are as follows:

                                                PURCHASES           SALES
                                              ------------      ------------
Duncan-Hurst Aggressive Growth Fund           $  7,527,897      $  8,094,696
Duncan-Hurst International Growth Fund          49,555,501        48,635,114

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

     There were no distributable earnings paid for the Duncan-Hurst Aggressive Growth Fund for the years ended March 31, 2005 and 2004.

     On December 14, 2004, a distribution of $0.0369 per share was declared for the Duncan-Hurst International Growth Fund. The dividend was paid on December 15, 2004 to shareholders of record on December 14, 2004. The tax character of distributions paid during the years ended March 31, 2005 and 2004 were as follows:

                                                                 2005      2004
                                                              ----------   ----
Distributions paid from:
     Ordinary Income                                          $  137,060   $  -
     Long-term capital gain                                            -      -
                                                              ----------   ----
                                                              $  137,060   $  -
                                                              ==========   ====

     As of March 31, 2005, the components of accumulated losses on a tax basis were as follows:

                                           DUNCAN-HURST          DUNCAN-HURST
                                        AGGRESSIVE GROWTH    INTERNATIONAL GROWTH
                                               FUND                  FUND
                                        -----------------    --------------------
Cost of investments (a)                    $   3,572,795        $  29,064,876
                                           -------------        -------------
Gross unrealized appreciation              $   1,004,279        $   4,756,007
Gross unrealized depreciation                    (53,793)            (468,922)
                                           -------------        -------------
Net unrealized appreciation                $     950,486        $   4,287,085
                                           -------------        -------------
Undistributed ordinary income              $           -        $      32,106
Undistributed long-term capital gain                   -                    -
                                           -------------        -------------
Total distributable earnings               $           -        $      32,106
                                           -------------        -------------
Other accumulated losses                   $ (29,359,469)       $ (16,126,515)
                                           -------------        -------------
Total accumulated losses                   $ (28,408,983)       $ (11,807,324)
                                           =============        =============

(a) The differences between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investments.

NOTE 6 - INVESTMENTS IN RESTRICTED SECURITIES

     Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities. As of March 31, 2005, the Duncan-Hurst International Growth Fund was invested in the following restricted security:

SECURITY               ACQUISITION DATE   SHARES        COST         VALUE      % NET ASSETS
--------               ----------------   ------     ---------     ---------    ------------
Matsui Securities,
  Co. Ltd.                  1/07/05        9,600     $ 109,471     $ 125,457        0.4%
Matsui Securities,
  Co. Ltd.                  1/11/05        9,600       111,207       125,457        0.4%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF
   DUNCAN-HURST AGGRESSIVE GROWTH FUND AND THE
   DUNCAN-HURST INTERNATIONAL GROWTH FUND

BOARD OF TRUSTEES OF
   PROFESSIONALLY MANAGED PORTFOLIOS

We have audited the accompanying statements of assets and liabilities of Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund, each a series of Professionally Managed Portfolios, including the schedules of investments, as of March 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund as of March 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                   TAIT, WELLER & BAKER


PHILADELPHIA, PENNSYLVANIA
APRIL 22, 2005

MANAGEMENT OF THE FUND (Unaudited)

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                        INDEPENDENT TRUSTEES OF THE TRUST

                                                                                                      NUMBER OF
                                                                                                      PORTFOLIOS
                                                    TERM OF                                           IN FUND
                            POSITION                OFFICE AND                                        COMPLEX***       OTHER
                            WITH THE                LENGTH OF       PRINCIPAL OCCUPATION              OVERSEEN         DIRECTORSHIPS
NAME, ADDRESS AND AGE       TRUST                   TIME SERVED     DURING PAST FIVE YEARS            BY TRUSTEES      HELD
----------------------      --------                -----------     ----------------------            -----------      -------------

Dorothy A. Berry*           Chairman and            Indefinite      President, Talon Industries,      2                None.
(Born 1943)                 Trustee                 Term Since      Inc. (administrative,
2020 E. Financial Way                               May 1991.       management and business
Suite 100                                                           consulting); formerly Chief
Glendora, CA 91741                                                  Operating Officer, Integrated
                                                                    Asset Management (investment
                                                                    advisor and manager) and
                                                                    formerly President, Value
                                                                    Line, Inc. (investment
                                                                    advisory and financial
                                                                    publishing firm).

Wallace L. Cook*            Trustee                 Indefinite      Financial Consultant, formerly    2                None.
(Born 1939)                                         Term Since      Senior Vice President,
2020 E. Financial Way                               May 1991.       Rockefeller Trust Co.;
Suite 100                                                           Financial Counselor,
Glendora, CA 91741                                                  Rockefeller & Co.

Carl A. Froebel*            Trustee                 Indefinite      Owner, Golf Adventures, LLC,      2                None.
(Born 1938)                                         Term Since      (Vacation Services). Formerly
2020 E. Financial Way                               May 1991.       Managing Director, Premier
Suite 100                                                           Solutions, Ltd. Formerly
Glendora, CA 91741                                                  President and Founder,
                                                                    National Investor Data
                                                                    Services, Inc. (investment
                                                                    related computer software).

Rowley W.P. Redington*      Trustee                 Indefinite      President; Intertech Computer     2                None.
(Born 1944)                                         Term Since      Services Corp. (computer
2020 E. Financial Way                               May 1991.       services and consulting).
Suite 100
Glendora, CA 91741

                         INTERESTED TRUSTEE OF THE TRUST

                                                                                                      NUMBER OF
                                                                                                      PORTFOLIOS
                                                    TERM OF                                           IN FUND
                            POSITION                OFFICE AND                                        COMPLEX***       OTHER
                            WITH THE                LENGTH OF       PRINCIPAL OCCUPATION              OVERSEEN         DIRECTORSHIPS
NAME, ADDRESS AND AGE       TRUST                   TIME SERVED     DURING PAST FIVE YEARS            BY TRUSTEES      HELD
----------------------      --------                -----------     ----------------------            -----------      -------------
Steven J. Paggioli**        Trustee                 Indefinite      Consultant since July 2001;       2                Trustee,
(Born 1950)                                         Term Since      formerly, Executive Vice                           Managers
2020 E. Financial Way                               May 1991.       President, Investment Company                      Funds;
Suite 100                                                           Administration, LLC ("ICA")                        Trustee,
Glendora, CA 91741                                                  (mutual fund administrator).                       Managers AMG
                                                                                                                       Funds.

                              OFFICERS OF THE TRUST

Robert M. Slotky            President               Indefinite      Vice President, U.S. Bancorp      2                Not
(Born 1947)                                         Term since      Fund Services, LLC since July                      Applicable.
2020 E. Financial Way                               August 2002.    2001; formerly, Senior Vice
Suite 100                                                           President, ICA (May 1997-July
Glendora, CA 91741                                                  2001).
                            Chief Compliance        Indefinite
                            Officer                 Term since
                                                    September 2004.

Eric W. Falkeis             Treasurer               Indefinite      Vice President, U.S. Bancorp      2                Not
(Born 1973)                                         Term since      Fund Services, LLC since 1997;                     Applicable.
615 East Michigan St.                               August 2002.    Chief Financial Officer,
Milwaukee, WI 53202                                                 Quasar Distributors, LLC since
                                                                    2000.

Chad E. Fickett             Secretary               Indefinite      Assistant Vice President, U.S.    2                Not
(Born 1973)                                         Term since      Bancorp Fund Services, LLC                         Applicable.
615 East Michigan St.                               March 2002.     since July 2000.
Milwaukee, WI 53202

* Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
** Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Funds' principal underwriter.
*** The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

INFORMATION ABOUT PROXY VOTING (Unaudited)

Information regarding how the Duncan-Hurst Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-558-9105 or by accessing the SEC's website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 is available by calling 1-800-558-9105 or through the SEC's website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Duncan-Hurst Funds file their complete schedule of portfolio holdings for their first and third quarters with the SEC on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling 1-800-558-9105. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov

                                  DUNCAN-HURST
                                  MUTUAL FUNDS


                      DUNCAN-HURST CAPITAL MANAGEMENT, L.P.
                             AGGRESSIVE GROWTH FUND
                            INTERNATIONAL GROWTH FUND


                         c/o U.S. Bancorp Fund Services, LLC
                         615 E. Michigan Street, 3rd Floor
                         Milwaukee, WI 53202-5207

                         or

                         P.O. Box 701
                         Milwaukee, WI 53201-0701


                   FOR MORE INFORMATION: 1-800-558-9105

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A COPY OF THE REGISTRANT'S CODE OF ETHICS IS FILED HEREWITH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Trust has determined that each member of the Trust's audit committee is financially literate and independent. In addition, the Board has determined that Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each an "audit committee financial expert," as defined under new SEC regulations, and also independent of management of each series of the Trust.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                     THE DUNCAN-HURST AGGRESSIVE GROWTH FUND

                                 FYE 3/31/2005    FYE 3/31/2004
        -------------------------------------------------------
        Audit Fees                  $ 14,500        $ 14,000
        Audit-Related Fees               N/A             N/A
        Tax Fees                    $  2,000        $  2,000
        All Other Fees              $ 14,500             N/A

                   THE DUNCAN-HURST INTERNATIONAL GROWTH FUND

                                 FYE 3/31/2005    FYE 3/31/2004
        -------------------------------------------------------
        Audit Fees                  $ 14,500        $ 14,000
        Audit-Related Fees               N/A             N/A
        Tax Fees                    $  2,000        $  2,000
        All Other Fees              $    N/A             N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

                     THE DUNCAN-HURST AGGRESSIVE GROWTH FUND

    NON-AUDIT RELATED FEES          FYE 3/31/2005  FYE 3/31/2004
    ------------------------------------------------------------
    Registrant                            N/A            N/A
    Registrant's Investment Adviser       N/A            N/A

                   THE DUNCAN-HURST INTERNATIONAL GROWTH FUND

    NON-AUDIT RELATED FEES          FYE 3/31/2005  FYE 3/31/2004
    ------------------------------------------------------------
    Registrant                            N/A            N/A
    Registrant's Investment Adviser       N/A            N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Filed herewith.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------------

     By (Signature and Title)  /s/ Robert M. Slotky
                            -------------------------------------------
                                    Robert M. Slotky, President

     Date   June 7, 2005
           -------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)       /s/ Robert M. Slotky
                            -------------------------------------------
                                    Robert M. Slotky, President

     Date   June 7, 2005
           -------------------------------------------

     By (Signature and Title)       /s/ Eric W. Falkeis
                             ---------------------------------------------------
                                    Eric W. Falkeis, Treasurer

     Date   June 9, 2005
           ---------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.